Investment property (Details)	12 Months Ended
	Dec. 31, 2025 MXN ($) m²	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Changes in investment property [abstract]
Balances	$ 1,340,000,000	$ 1,100,491,490
Changes in fair value	75,000,000	239,508,510	$ (86,598,436)
Balances	$ 1,415,000,000	$ 1,340,000,000	$ 1,100,491,490
Area of land used for development of industrial park | m²	363,262